Schedule I - STATEMENT OF CHANGES IN EQUITY (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, net of tax effect	$ 219	$ 420	$ 26
Parent Company
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, net of tax effect	$ 219	$ 420	$ 26